Business Combination (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration
The transaction has been accounted for as a business combination. Assets acquired and liabilities assumed were recorded at their fair values at the closing date. The purchase price consideration was as follows:

October 15, 2015 Acquisition:	Fair Value
Series B Preferred Stock	$5,378
Debt assumed, settled in shares	193
Total share value issued	$5,571

The transaction has been accounted for as a business combination. Assets acquired and liabilities assumed were recorded at their fair values at the closing date. The purchase price consideration is as follows:

October 15, 2015 Acquisition:	Fair Value
Series B Preferred Stock	$5,378
Debt assumed, settled in shares	193
Total share value issued	$5,571

Components of Recognized Identified Assets Acquired and Liabilities Assumed
The purchase price for the acquisition was allocated to the net tangible and intangible assets based on their fair values as of the closing date. The excess of the purchase price over the net tangible assets and intangible assets was recorded as goodwill. The purchase price allocation was as follows:

Fair Value
Assets:
Cash and cash equivalents	$144
Accounts receivable	245
Inventory	234
Prepaid expenses	18
Current Assets	641
Intangible assets	2,146
Goodwill	4,863
Total Assets	7,650
Liabilities:
Accounts payable	464
Credit line	270
Accrued expenses	44
Other current liabilities	173
Deferred tax liabilities	866
Total liabilities	1,817
Non-controlling interest in FLI Charge	262
Total	$5,571

The purchase price allocation is as follows:

Fair Value
Assets:
Cash and cash equivalents	$144
Accounts receivable	245
Inventory	234
Prepaid expenses	18
Current Assets	641
Intangible assets	2,146
Goodwill	4,863
Total Assets	$7,650
Liabilities:
Accounts payable	$464
Credit line	270
Accrued expenses	44
Other current liabilities	173
Deferred tax liabilities	866
Total liabilities	1,817
Noncontrolling interest in Fli Charge	262
Total	$5,571